Related Party Transactions (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022
Related Party Transaction [Line Items]
Advances amount	$ 0			$ 49,074
Advance repayment		$ 240,000	$ 120,000
Accrued payroll payable	33,543			6,011
Related payroll taxes payable	7,830
Accounts payable	$ 32,102
Owned percentage	100.00%
CEO [Member]
Related Party Transaction [Line Items]
Accrued payroll payable	$ 300,000
Group A [Member]
Related Party Transaction [Line Items]
Total outstanding notes percentage	8.67%
Group E [Member]
Related Party Transaction [Line Items]
Total outstanding notes percentage	4.55%
Mill River Partners LLC [Member]
Related Party Transaction [Line Items]
Convertible notes of face amounts	$ 150,000			$ 100,000